Document and Entity Information	Jun. 10, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 10, 2021
Document Effective Date	Jun. 10, 2021
Prospectus Date	Feb. 25, 2021